Note 17 - Per Share Amounts (Tables)	12 Months Ended
Oct. 31, 2024
Statement Line Items [Line Items]
Earnings per share [text block]
(thousands of Canadian dollars, except per share amounts)
	2024	2023

Net income	$39,748	$42,162
Preferred share dividends paid	(988)	(988)
Net income available to common shareholders	38,760	41,174

Weighted average number of common shares outstanding	25,965,724	26,273,739

Basic and diluted income per common share:	$1.49	$1.57